PREPAYMENTS AND OTHER ASSETS	6 Months Ended
Sep. 30, 2022
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

Note 5 – PREPAYMENTS AND OTHER ASSETS

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Rental and other deposits	71,694	558,614
Prepayments to suppliers and others	1,980,592	323,088
Interest receivable	—	2,055
Staff advances	—	4,203
Total prepayments and other assets	2,052,286	887,960